Quarterly Results Of Operations	12 Months Ended
Oct. 31, 2011
Quarterly Results Of Operations [Abstract]
Quarterly Results Of Operations

(19) Quarterly Results of Operations (Unaudited)

The following is a summary of the unaudited quarterly results of operations for the years ended October 31, 2011 and 2010:

		Quarter ended
Fiscal year ended October 31, 2011	January 31	April 30	July 31	October 31

Net sales	$17,712,784	$17,184,460	$18,775,145	$19,667,202
Gross profit	6,424,840	5,943,140	6,509,124	7,414,117
Income (loss) before income taxes	378,469	(179,844)	252,110	405,016
Net income (loss) attributable to
Optical Cable Corporation	402,311	(89,843)	117,809	236,039
Basic and diluted net income (loss) per share
attributable to Optical Cable Corporation	0.06	(0.02)	0.02	0.04
Cash dividends declared per common share	0.01	0.01	0.01	0.01

		Quarter ended
Fiscal year ended October 31, 2010	January 31	April 30	July 31	October 31

Net sales	$15,007,235	$15,255,913	$18,779,340	$18,463,686
Gross profit	5,501,101	4,285,531	6,806,742	7,166,580
Income (loss) before income taxes	(600,610)	(7,940,724)	816,322	1,805,995
Net income (loss) attributable to
Optical Cable Corporation	(315,854)	(7,466,129)	575,369	1,473,689
Basic and diluted net income (loss) per share
attributable to Optical Cable Corporation	(0.05)	(1.27)	0.09	0.23
Cash dividends declared per common share	—	—	—	0.01